Transactions with related parties	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
TRANSACTIONS WITH RELATED PARTIES [Text Block]
NOTE 17: TRANSACTIONS WITH RELATED PARTIES
On March 18, 2008, Navios Acquisition issued 8,625,000 Sponsor Units, to its sponsor, Navios Holdings, for $25 in cash, at a purchase price of approximately $0.003 per unit.
     On June 11, 2008, Navios Holdings transferred an aggregate of 290,000 Sponsor Units to Navios Acquisition's officers and directors. The Sponsor Units vested upon the consummation of Navios Acquisition's initial business combination. As such, on May 28, 2010, Navios Acquisition recorded an expense of $2,140 representing the fair value of the units on that date with an equal increase in the Company's Additional Paid in Capital.
     On June 16, 2008, Navios Holdings returned to Navios Acquisition an aggregate of 2,300,000 Sponsor Units, which Navios Acquisition cancelled. Accordingly, Navios Acquisition's initial stockholders owned 6,325,000 Sponsor Units as of such date. As of December 31, 2010, all of the warrants underlying the Sponsor Units had been exercised for cash into shares of common stock.
     On July 1, 2008, Navios Acquisition closed its IPO of 25,300,000 units, including 3,300,000 units issued upon the full exercise of the underwriters' over-allotment option. Each unit consists of one share of common stock and one warrant that entitles the holder to purchase one share of common stock. The units were sold at an offering price of $10.00 per unit, generating gross proceeds to the Company of $253,000. Simultaneously with the closing of the IPO, Navios Acquisition consummated a private placement of 7,600,000 Private Placement Warrants at a purchase price of $1.00 per warrant to Navios Holdings. The IPO and the private placement generated gross proceeds to Navios Acquisition in an aggregate amount of $260,600. As of December 31, 2010, all of the 7,600,000 Private Placement Warrants had been exercised for cash into shares of common stock.
On January 12, 2010, Navios Acquisition announced the appointment of Leonidas Korres as its Senior Vice President — Business Development. Pursuant to an agreement between Navios Acquisition and Navios Holdings, the compensation of Mr. Korres up to the amount of €65 ($75) was paid by Navios Holdings. The compensation was reimbursed to Navios Holdings on November 10, 2010.
     Pursuant to an Exchange Agreement entered into March 30, 2011, Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for 1,000 shares of Series C Convertible Preferred Stock of Navios Acquisition (see note 19). As of December 31, 2011, dividends paid to Navios Holdings amounted to $768 and dividends payable amounted to $384.
    The Navios Holdings Credit Facility: In connection with the VLCC Acquisition, Navios Acquisition entered into a $40,000 credit facility with Navios Holdings and paid $400 as an arrangement fee. The $40,000 facility has a margin of LIBOR plus 300 bps and a term of 18 months. Following the issuance of the Notes in October 2010, the Company prepaid $27,609 of this facility. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. Pursuant to an agreement dated November 8, 2011, the Navios Holdings credit facility was extended from April 2012 to December 2014.  As of December 31, 2011 and 2010, the outstanding amount under this facility was $40,000 and $12,391 respectively.  As of December 31, 2011 and 2010, interest accrued under this facility is $81 and $62 respectively and is included under amounts due to related parties.
     Management fees: Pursuant to a Management Agreement dated May 28, 2010, the Manager provides, for five years from the closing of the Company's initial vessel acquisition, commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6.0 per owned MR2 product tanker and chemical tanker vessel and $7.0 per owned LR1 product tanker vessel and $10.0 per VLCC tanker vessel for the first two years with the fixed daily fees adjusted for the remainder of the term based on then-current market fees. This daily fee covers all of the vessels' operating expenses, other than certain fees and costs. During the remaining three years of the term of the Management Agreement, Navios Acquisition expects it will reimburse Navios Holdings for all of the actual operating costs and expenses it incurs in connection with the management of its fleet. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Dry docking expenses will be fixed under this agreement for up to $300 per vessel chemical LR1 and MR2 product and will be reimbursed at cost for VLCC vessels. Total management fees for each of the year ended December 31, 2011, 2010 and 2009 amounted to $35,679, $9,752 and $0, respectively.
     General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an administrative services agreement with Navios Holdings, expiring on May 28, 2015, pursuant to which a subsidiary of Navios Holdings provides certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. For the year ended December 31, 2011, 2010 and 2009, administrative services rendered by Navios Holdings amounted to $1,527, $407 and $120 respectively.
     Balance due to related parties: Amounts due to related parties as of December 31, 2011 is $43,616, which represents the current account payable to Navios Holdings and its subsidiaries. The balance mainly consists of management fees, administrative fees, dry-docking and other expenses.
Amounts due to related parties as of December 31, 2010 was $6,080, which represented the current account payable to Navios Holdings and its subsidiaries.
      Omnibus agreement: Navios Acquisition entered into an omnibus agreement (the "Acquisition Omnibus Agreement") with Navios Holdings and Navios Maritime Partners L.P. ("Navios Partners") in connection with the closing of Navios Acquisition's vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers under specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries grant to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels they might own. These rights of first offer will not apply to a (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the existing terms of any charter or other agreement with a counterparty, or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.